Fees Summary	Sep. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 694,078,000.00
Previously Paid Amount	0.00
Total Fee Amount	95,852.17
Total Offset Amount	0.00
Net Fee	$ 95,852.17